Accounting information and policies	12 Months Ended
Jun. 30, 2018
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Accounting information and policies

1. Accounting information and policies

(a) Basis of preparation

The consolidated financial statements are prepared in accordance with the Companies Act 2006 and International Financial Reporting Standards (IFRS) and related interpretations as adopted for use in the European Union (EU) and as issued by the International Accounting Standards Board (IASB). IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern

The consolidated financial statements are prepared on a going concern basis.

(c) Consolidation

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies

Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company.

The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, other than substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.

Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.

The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2018, expressed in US dollars and euros per £1, were as follows:

	2018	2017	2016
US dollar
Income statement and cash flows(i)	1.35	1.27	1.48
Assets and liabilities(ii)	1.32	1.30	1.33
Euro
Income statement and cash flows(i)	1.13	1.16	1.34
Assets and liabilities(ii)	1.13	1.14	1.20

(i)	Weighted average rates
(ii)	Year end rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information see note 15.

(e) Critical accounting estimates and judgements

The critical accounting policies, which the directors consider are of greater complexity and/or particularly subject to the exercise of judgements, are set out in detail in the relevant notes:

•	Exceptional items – management judgement whether exceptional or not – page 225
•	Taxation – management judgement of whether a provision is required and the recoverability of deferred tax assets and management estimate of amount of corporate tax payable or receivable – page 230
•

Brands, goodwill and other intangibles – management judgement of the assets to be recognised and synergies resulting from an acquisition and management estimate in determining future cash flows and appropriate applicable assumptions to support the intangible asset value – page 237

•

Post employment benefits – management judgement in determining whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 245

•	Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise – page 273

Venezuela is a hyper-inflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. Access to US dollars on these exchange systems is very limited. The foreign currency denominated transactions and balances of the group’s Venezuelan operations are translated into the local functional currency (Venezuelan bolivar) at the rate they are expected to be settled, applying the most appropriate official exchange rate (DICOM). For consolidation purposes, the group converts its Venezuelan operations using management’s estimate of the exchange rate considering forecast inflation and the most appropriate official exchange rate. The exchange rate used to translate the results of the group’s the Venezuelan operations was VEF/GBP 3,858,826 for the year ended 30 June 2018 (2017—VEF/GBP 6,110).

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2018 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	At estimated exchange rate 3,858,826 VEF/GBP £ million	At DICOM exchange rate 151,800 VEF/GBP £ million
Net sales	1	27
Operating profit	—	16
Other finance income - hyperinflation adjustment	18	458
Net cash inflow from operating activities	1	12
Net assets	69	1,744

(f) New accounting standards and interpretations

The following amendments to the accounting standards, issued by the IASB which have been endorsed by the EU, have been adopted by the group from 1 July 2017 with no impact on the group’s consolidated results, financial position or disclosures:

•	Amendments to IAS 7 – Disclosure initiative
•	Amendment to IAS 12 – Recognition of deferred tax assets for unrealised losses
•	Amendment to IFRS 12 – Disclosure of interests in other entities

The following standards issued by the IASB and endorsed by the EU have been early adopted by the group from 1 July 2017:

IFRS 9 – Financial instruments replaces IAS 39 (Financial instruments—Recognition and measurement) and addresses the classification and measurement of financial instruments, introduces new principles for hedge accounting and a new forward-looking impairment model for financial assets.

The adoption of IFRS 9 hedge accounting principles did not result in a restatement of the group’s results and the impact on the year ended 30 June 2018 is not material. The adoption of IFRS 9 did not result in any changes in the measurement or classification of financial instruments as at 1 July 2017. All classes of financial assets and financial liabilities had as at 1 July 2017 the same carrying values under IFRS 9 as they had under IAS 39.

Diageo’s principal associate, Moët Hennessy has adopted IFRS 9. This has no impact on Diageo’s share of the net assets of Moët Hennessy but resulted in a decrease in the group’s hedging reserve of £3 million with a corresponding increase in retained earnings. This change has been disclosed as a movement in the year ended 30 June 2018.

IFRS 15 – Revenue from contracts with customers provides enhanced detail on the principle of recognising revenue to reflect the concept that revenue should be recognised when the control of goods or services is transferred to the customer at a value that the company is expected to receive. It replaces the separate models for goods, services and construction contracts under previous IFRS (IAS 11, IAS 18 and related interpretations) which was based on the concept of the transfer of risks and rewards. It also provides further guidance on the initial measurement of sales on contracts which have discounts, rebates and consignment inventories by identifying separate performance obligations that may apply.

During the year ended 30 June 2017 the group carried out a detailed review of the recognition criteria for revenue applying the requirements of IFRS 15 to ensure that the same principles were being applied consistently across the group. This review in particular examined promotional and marketing support payments made to customers post the initial sale of product, the timing of the recognition of sales made where a third party manufactures or modifies a product on behalf of Diageo and consignment inventories. On application of IFRS 15 some changes in accounting policy resulted, principally in respect of variable consideration receivable where the criteria applied for deducting future promotional payments from the initial revenue recognition was more stringent than under the former accounting policy. Management have also ensured that this policy is being adopted consistently across the group. The revised accounting policy establishes that revenue is recognised to the extent that it is highly probable that a reversal in the amount of revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently settled. This means that Diageo, under the revised accounting policy, deducts from the initial revenue recognised any future promotional payments to direct and indirect customers unless it is highly probable that they will not be incurred.

Diageo has adopted the modified retrospective transition method, recognising the cumulative effect of initially applying IFRS15 as an adjustment to the balance of retained earnings as at 1 July 2017.

Retained earnings at 1 July 2017 has been debited by £89 million. The adjustment comprised an increase in creditors of £116 million, a decrease in debtors of £9 million, an increase in inventories of £8 million, a decrease in non-controlling interests of £2 million and an increase in deferred tax assets of £26 million. The changes in accounting policy that resulted in these adjustments are principally in respect of variable consideration where the criteria for deducting future promotional payments from the initial revenue recognition is more stringent than under the former accounting policy. The revised accounting policy establishes that revenue is recognised to the extent that it is highly probable that a reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently settled. This means that Diageo, under the new accounting policy, deducts from the initial revenue recognised any future promotional payments unless it is highly probable that they will not be incurred.

For the year ended 30 June 2018, as a result of applying the new accounting policy, sales increased by £11 million, operating profit increased by £12 million, taxation was £3 million higher and profit for the year increased by £9 million. The operating profit benefit in the year was more than offset by the impact to sales and profit of working capital efficiencies, including inventory reductions, delivered by Diageo’s customers.

Consideration was also given to the disclosure of revenue into different categories. It was determined that all revenue would be disclosed as ‘sale of goods’ as revenue from other sources was immaterial.

IFRIC agenda decision – In October 2017 the IFRIC clarified that interest and penalties in respect of corporate taxes should generally be accounted for under IAS 37 rather than IAS 12 and therefore not be disclosed in the income statement within ’Taxation’. For comparative years Diageo disclosed interest and penalties in respect of corporate taxes as part of ’Taxation’ in the consolidated income statement and consolidated balance sheet. As a result of the clarification by the IFRIC Diageo has changed its accounting policy from 1 July 2017. In addition, for consistency,Diageo has changed its treatment of interest arising on indirect tax. For the year ended 30 June 2018, £10 million of interest and £2 million of penalties in respect of corporate tax and indirect taxes was charged to other finance charges and operating profit, respectively. At 30 June 2017, the cumulative interest and penalties in respect of corporate tax included in ’Corporate tax payable’ in the consolidated balance sheet was £37 million. At 30 June 2018 the cumulative interest in respect of corporate taxes is included in interest payable (£34 million) and penalties within other payables (£2 million). Interest and penalties in respect of indirect taxes in the consolidated balance sheet are immaterial. Comparatives have not been restated as the amounts are immaterial.

The following standard issued by the IASB and endorsed by the EU, has not yet been adopted by the group:

IFRS 16 – Leases (effective in the year ending 30 June 2020) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both the lessee and the lessor. It eliminates the classification of leases as either operating leases or finance leases currently required under IAS 17 and introduces a single lessee accounting model where the lessee is required to recognise assets and liabilities for all material leases. All material leases will be recognised on the balance sheet as right of use assets and depreciated on a straight line basis. The liability, recognised as part of net borrowings, will be measured at a discounted value and any interest will be charged to finance charges in the income statement. Therefore, the charge to the income statement for the operating lease payment will be replaced with depreciation on the right of use asset and the interest charge inherent in the lease.

The group will implement IFRS 16 from 1 July 2019 by applying the modified retrospective method, meaning that the comparative figures in the financial statements for the year ending 30 June 2020 will not be restated to show the impact of IFRS 16. The operating leases which will be recorded on the balance sheet following implementation of IFRS 16 are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles. The group has decided to reduce the complexity of implementation to take advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i) to measure the right of use asset at the same value as the lease liability

(ii) to apply the short term and low value exemptions

(iii) to treat, wherever possible, services provided as an income statement item and only capitalise the lease payment amounts in respect of the asset

The anticipated impact of the standard on the group is not yet known though is not expected to be material on the income statement or net assets though assets and liabilities will be grossed up for the net present value of the outstanding operating lease liabilities as at 1 July 2019. See note 19 for information on gross operating lease commitments.

The following standard, issued by the IASB has not been endorsed by the EU and has not been adopted by the group:

IFRS 17 – Insurance contracts (effective in the year ending 30 June 2022) is ultimately intended to replace IFRS 4.

Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.

Results for the year

Introduction

This section explains the results and performance of the group for the three years ended 30 June 2018. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group’s share of results of associates and joint ventures, taxation and discontinued operations. For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.